Structured entities - Unconsolidated (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 113,337	£ 104,038
Financial assets at fair value through the income statement	129,470	145,250
Derivative financial instruments	229,641	222,683
Loans and advances at amortised cost	141,636	136,959
Financial assets at fair value through other comprehensive income	45,406	44,994
Reverse repurchase agreements and other similar secured lending	1,731	1,613
Other assets	1,421	1,965
Total assets	876,672	877,700
Derivative financial instruments	228,940	219,592
Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	113,337	104,038
Financial assets at fair value through the income statement	129,470	145,250
Derivative financial instruments	229,641	222,683
Loans and advances at amortised cost	141,636	136,959
Financial assets at fair value through other comprehensive income	45,406	44,994
Reverse repurchase agreements and other similar secured lending	1,731	1,613
Total assets	876,672	877,700
Derivative financial instruments	228,940	219,592
Structured entities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	9,661	12,206
Financial assets at fair value through the income statement	35,359	34,954
Derivative financial instruments	2,369	5,236
Loans and advances at amortised cost	17,092	15,019
Financial assets at fair value through other comprehensive income	391	0
Reverse repurchase agreements and other similar secured lending	77	0
Other assets	22	13
Total assets	64,971	67,428
Derivative financial instruments	5,608	9,024
Secured financings [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	32,859	32,359
Derivative financial instruments	0	0
Loans and advances at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Reverse repurchase agreements and other similar secured lending	77	0
Other assets	0	0
Total assets	32,936	32,359
Derivative financial instruments	0	0
Short-term traded interests [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	9,585	12,206
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Loans and advances at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	9,585	12,206
Derivative financial instruments	0	0
Traded derivatives [Member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	2,369	5,236
Loans and advances at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	2,369	5,236
Derivative financial instruments	3,171	6,438
Other interests [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	76	0
Financial assets at fair value through the income statement	2,500	2,595
Derivative financial instruments	0	0
Loans and advances at amortised cost	17,092	15,019
Financial assets at fair value through other comprehensive income	391	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	22	13
Total assets	20,081	17,627
Derivative financial instruments	£ 2,437	£ 2,586